FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period		$ 0
Remeasurement of warrant liability		(11,024)	$ 0	$ 0
Fair value of warrant liabilities at end of period	$ 21,034	21,034	$ 0
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period	15,455
Remeasurement of warrant liability	(4,785)
Fair value of warrant liabilities at end of period	$ 10,670	$ 10,670